LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Right-of-use assets	$ 20,883
Right of use asset-accumulated amortization	(2,511)
Right-of-use assets, Net	18,372	$ 0
Operating lease liabilities, current	10,326
Operating lease liabilities, noncurrent	5,350	$ 0
Total operating lease liabilities	$ 15,676